Other liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of other liabilities [Abstract]
Other liabilities	Note 25: Other liabilities

	2024 £m	2023 £m
Lease liabilities	1,219	1,589
Other creditors and accruals	5,992	4,671
Total other liabilities	7,211	6,260
The maturity analysis of the Group’s lease liabilities on an undiscounted basis is set out in the liquidity risk section.
At 31 December 2024 £898 million (2023: £1,305 million) of lease liabilities had a contractual residual maturity of greater than one year.